Acquisitions (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Schedule of Purchase Price Allocation
The allocation of the purchase price, as presented on our Consolidated Balance Sheet, is summarized as follows:

Accounts receivable	138,258
Inventories	34,929
Other current assets	13,254
Fixed assets	663,217
Mineral leaseholds	566,019
Intangible assets	800
Other assets	3,612
Accounts payable	(44,547)
Accrued Liabilities	(36,884)
Other long-term liabilities	(13,658)
Total Purchase Price	$1,325,000

Schedule of Selected Financial Information	The following table presents selected financial information included in our Consolidated Financial Statements for the periods presented:

Year Ended December 31,
2017
Revenues	277,011
Net income	42,014

Schedule of Pro Forma Financial Information	The dilutive effect of our Class A Convertible Preferred Units is calculated using the if-converted method.

	Year Ended December 31,
	2017	2016
Pro forma consolidated financial operating results:
Revenues	$2,549,438	$2,498,293
Net Income Attributable to Genesis Energy, L.P.	108,392	156,700
Net Income Available to Common Unitholders	42,768	91,076
Basic and diluted earnings per common unit:
As reported net income per common unit	$0.50	$1.00
Pro forma net income per common unit, basic and dilutive	$0.35	$0.80